UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

October 31, 2013

1.809072.110

MFL-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,766,414
Series 2008:
5.375% 10/1/14	400,000	408,412
5.875% 10/1/18	1,900,000	2,056,294
		5,231,120
Massachusetts - 96.0%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,386,229
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,331,987
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,279,100
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,136,055
Series 2012 A:
5% 4/1/21	8,130,000	9,776,162
5% 4/1/22	2,050,000	2,481,259
Series A, 5% 1/1/17	480,000	504,797
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,938,314
5% 11/1/26	1,500,000	1,666,005
5% 11/1/28	2,195,000	2,404,008
Series 2012 A, 4% 11/1/25	2,950,000	3,176,088
Sr. Series A:
5.25% 11/1/19	9,395,000	10,438,033
5.75% 11/1/13	375,000	375,000
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,795,450
5% 5/15/24	5,050,000	5,824,771
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,060,760
5% 4/1/16 (FSA Insured)	1,000,000	1,100,620
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,034,194
5% 1/1/24	340,000	403,454
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,423,636
4% 12/1/24	1,360,000	1,486,507
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,056,770
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,410,000	$ 1,520,417
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,396,709
Lynn Gen. Oblig. 5% 12/1/14	3,560,000	3,735,010
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,560
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,153,188
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,620,466
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,121,564
5% 11/1/21	1,730,000	2,062,143
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,321,192
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	670,000	747,037
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570,000	3,079,425
Series 1992 B, 6.2% 3/1/16	19,430,000	20,476,111
7% 3/1/21	610,000	769,771
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	27,073,035
Series 2012 A, 5% 7/1/22	6,110,000	7,344,770
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,338,150
5.25% 7/1/23	3,950,000	4,846,176
Series 2005 A, 5% 7/1/24	16,175,000	19,532,768
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,765,200
Series 2006 A:
5.25% 7/1/29	3,005,000	3,511,553
5.25% 7/1/32	6,745,000	7,663,736
Series 2010 B:
5% 7/1/26	1,000,000	1,112,160
5% 7/1/27	865,000	953,273
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2010 B: - continued
5% 7/1/28	$ 1,000,000	$ 1,095,160
5% 7/1/30	1,000,000	1,080,310
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,167,713
5% 7/1/30	3,725,000	4,002,215
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	11,880,000	13,854,694
5% 6/1/25	12,940,000	14,956,052
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,508,430
5% 1/1/17	1,250,000	1,350,138
5% 1/1/18	1,920,000	2,021,683
5% 1/1/19	2,225,000	2,335,338
5% 1/1/20	3,000,000	3,108,660
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	100,000	105,238
5% 1/1/22	11,000,000	12,458,930
5% 1/1/25	13,340,000	14,624,509
5% 1/1/26	4,210,000	4,561,661
5% 1/1/27	7,000,000	7,496,510
5% 1/1/30	5,000,000	5,331,950
5% 1/1/35	4,230,000	4,413,963
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,030,240
5.25% 11/15/41	4,620,000	4,619,908
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,253,354
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,792,100
5% 7/1/21	3,090,000	3,430,116
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,126,400
Series U4, 5.7% 10/1/40	3,100,000	3,426,089
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,135,191
5% 10/1/24	1,210,000	1,313,274
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	$ 3,355,000	$ 3,469,271
5.25% 12/1/25	820,000	848,807
5.625% 12/1/30	1,000,000	1,031,290
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,659,240
Series 2008 B, 5% 9/1/22	1,100,000	1,233,199
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,245,500
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,254,730
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,505,000	9,527,811
Series 2008, 5.75% 9/1/25	9,500,000	10,898,685
Series 2010 B1, 5% 10/15/40	22,510,000	24,258,577
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,531,400
Series 2011 B, 5% 7/1/41	6,520,000	6,724,532
Series 2011 H:
5.125% 7/1/26	5,500,000	5,756,465
5.5% 7/1/31	7,750,000	8,043,338
Series 2011:
5% 10/1/20	1,215,000	1,400,701
5% 7/1/41	5,000,000	5,156,850
5.25% 10/1/41	5,485,000	5,638,251
Series 2012 C:
5.25% 7/1/25	2,000,000	2,077,360
5.25% 7/1/26	2,000,000	2,055,860
Series 2012 G:
5% 10/1/23	2,245,000	2,377,073
5% 10/1/24	1,625,000	1,702,708
5% 10/1/25	1,600,000	1,655,888
5% 10/1/26	2,170,000	2,232,691
5% 10/1/27	2,235,000	2,284,684
5% 10/1/28	1,240,000	1,259,356
Series 2012 J, 5% 7/1/42	7,000,000	7,360,990
Series 2012 L, 5% 7/1/36	6,000,000	6,160,800
Series 2013 A:
6.25% 11/15/33	2,245,000	2,146,332
6.5% 11/15/43	4,000,000	3,774,200
Series 2013 E, 5% 11/1/43	15,000,000	15,164,550
Series 2013 F:
4% 7/1/32	2,050,000	1,799,818
4% 7/1/43	18,000,000	14,945,760
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2013 F: - continued
5% 7/1/27	$ 1,300,000	$ 1,398,891
5% 7/1/37	1,700,000	1,712,852
Series 2013 G, 5% 7/1/44	17,105,000	15,748,745
Series 2013 P, 5% 7/1/38	3,000,000	3,203,460
Series 2013 X, 5% 10/1/48	12,735,000	12,913,290
Series 2013, 5% 7/1/21	1,085,000	1,224,488
Series I, 6.875% 1/1/41	9,540,000	10,549,809
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.:
Bonds:
(Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,486,673
Series 2009, 5.75%, tender 5/1/19 (a)	2,000,000	2,473,600
Series 2006, 5% 2/1/36 (Pre-Refunded to 8/1/16 @ 100) (b)	7,520,000	8,384,725
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,373,380
5.5% 1/1/22	3,500,000	3,868,130
5.5% 1/1/23 (b)	1,815,000	1,924,535
Series 2010 B:
4.5% 1/1/16 (b)	720,000	756,994
4.8% 1/1/17 (b)	2,180,000	2,330,485
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,233,090
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,466,180
Series 2004 A, 5.5% 8/1/30	2,000,000	2,422,940
Series 2006 B:
5.25% 9/1/22	5,360,000	6,558,335
5.25% 9/1/23	9,400,000	11,546,678
Series 2007 A, 0.748% 5/1/37 (a)	20,250,000	17,187,593
Series 2007 C:
5% 8/1/37	36,375,000	38,048,963
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	980,000	1,144,258
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	4,085,000	4,769,687
5.25% 8/1/24	6,960,000	7,824,293
5.25% 8/1/25 (FSA Insured)	10,000,000	11,176,400
Series 2008 A:
5% 8/1/22	3,685,000	4,184,133
5% 8/1/24	7,380,000	8,304,862
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2009 A, 5% 3/1/39	$ 17,000,000	$ 18,066,410
Series 2011 A:
5% 4/1/26	5,425,000	6,129,057
5% 4/1/28	5,880,000	6,503,339
Series 2011 B:
5% 8/1/23	5,770,000	6,741,149
5% 8/1/24	1,750,000	2,027,953
5% 8/1/25	1,930,000	2,214,559
Series 2011 D, 5% 10/1/24	7,860,000	9,126,875
Series 2012 B, 5% 6/1/25	12,855,000	14,716,018
Series C, 5.5% 12/1/22	7,800,000	9,717,396
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,005,425
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,115,480
5% 10/1/19	3,290,000	3,678,681
5% 10/1/21	3,270,000	3,609,524
5% 10/1/23	2,000,000	2,193,500
5% 10/1/25	5,950,000	6,383,041
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	8,385,000	8,416,528
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,022,780
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,007,970
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	2,968,979
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,000
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	848,352
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,920,083
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,163,240
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,677,375
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.): - continued
Series 2008 D:
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,450,000	$ 1,592,695
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,410
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,074,895
Series 2008 E1:
5% 7/1/28	2,525,000	2,654,154
5.125% 7/1/33	2,000,000	2,074,820
5.125% 7/1/38	4,040,000	4,080,521
5.375% 7/1/21	10,850,000	12,031,131
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,874,570
5.375% 7/1/24	5,015,000	5,526,430
5.375% 7/1/25	3,500,000	3,881,010
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,164,695
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,468,800
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,041,050
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,140,723
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,294,008
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,014,800
(Massachusetts Institute of Technology Proj.):
Series 2008 O, 6% 7/1/36	20,500,000	23,420,840
Series L, 5% 7/1/23	3,990,000	4,856,189
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	669,288
5% 10/1/17	775,000	883,523
5% 10/1/18	500,000	580,145
5% 10/1/20	2,000,000	2,273,980
5% 10/1/22	1,160,000	1,306,206
5% 10/1/27	3,030,000	3,233,131
5% 10/1/28	1,000,000	1,061,020
5% 10/1/33	5,000,000	5,216,000
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.): - continued
Series 2009 Y1:
5% 10/1/15	$ 1,425,000	$ 1,539,086
5% 10/1/16	1,495,000	1,667,643
5% 10/1/17	1,570,000	1,789,847
5% 10/1/19	1,730,000	2,024,014
Series 2009 Y2:
5% 10/1/16	1,090,000	1,215,873
5% 10/1/17	1,145,000	1,305,334
5% 10/1/18	1,215,000	1,412,875
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/19	1,760,000	1,864,192
5% 7/1/20	2,350,000	2,480,378
5% 7/1/21	1,150,000	1,209,156
5% 7/1/22	1,855,000	1,950,106
Series 2009 I3:
5% 7/1/21	2,300,000	2,594,952
5% 7/1/22	5,000,000	5,549,400
Series 2010 J1, 5% 7/1/39	23,500,000	23,868,480
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	260,000	260,499
5.75% 7/1/29	6,370,000	6,375,669
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,919,805
Series J, 5.5% 8/15/17	500,000	585,435
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,388,722
(UMass Worcester Proj.) Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,147,342
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	3,866,211
(Williams College Proj.) Series 2006 L:
5% 7/1/17	1,000,000	1,107,340
5% 7/1/18	1,000,000	1,107,060
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	19,152,848
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,932,709
5.375% 6/1/30	8,000,000	8,702,480
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,130,000	$ 2,357,186
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,198,526
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,489,509
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,701,985
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,158,850
Series 2005 D:
5.25% 7/1/30	7,000,000	6,663,510
5.375% 7/1/35	1,165,000	1,083,939
5.5% 7/1/40	6,150,000	5,704,494
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,000
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,300,885
Series 2010 C:
5% 7/1/30	4,460,000	4,449,697
5.125% 7/1/35	500,000	487,515
Series 2010 H, 5% 7/1/16	1,000,000	1,077,990
Series E, 5% 7/15/27	7,195,000	7,047,862
5% 7/1/17	115,000	115,361
5% 7/1/19	130,000	130,374
5% 7/1/19	215,000	236,466
5% 7/1/20	310,000	339,838
5% 7/1/21	325,000	355,566
Massachusetts Port Auth. Rev.:
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,571,796
5% 7/1/21 (AMBAC Insured)	5,010,000	5,315,961
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,864,628
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,706,599
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,306,200
Series 2010 A:
5% 7/1/34	2,000,000	2,068,480
5% 7/1/40	12,000,000	12,189,240
Series 2012 A, 5% 7/1/42 (b)	9,600,000	9,666,432
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2012 B:
5% 7/1/25	$ 4,150,000	$ 4,768,184
5% 7/1/27	6,570,000	7,320,951
5% 7/1/28	5,030,000	5,541,601
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,664,550
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,090,440
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,560,000	1,678,966
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,066,220
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,275,470
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,046,161
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,004,050
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,003,300
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,557,833
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,002,160
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,001,150
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	6,850,508
Series 2011 B:
5% 10/15/41	25,000,000	26,166,500
5.25% 10/15/35	12,500,000	13,598,500
Series 2012 A:
5% 8/15/23	15,000,000	17,769,750
5% 8/15/24	27,500,000	32,201,675
5% 8/15/25	28,475,000	32,839,933
Series 2012 B:
5% 8/15/27	10,000,000	11,302,200
5% 8/15/28	12,000,000	13,388,040
5% 8/15/30	30,900,000	33,861,456
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,859,495
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,880,650
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,150,330
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,503,320
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,116,380
5.5% 6/1/18 (FSA Insured)	9,740,000	11,703,681
5.5% 6/1/19	10,000,000	12,106,700
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,797,885
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	3,574,432
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,307,537
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,214,163
Series 2006 A, 5% 5/1/36 (AMBAC Insured)	9,220,000	9,593,133
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,990,279
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,422,662
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,750,539
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,728,161
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,788,725
Series 2009 A:
5.375% 5/1/34	2,305,000	2,527,571
5.5% 5/1/39	7,000,000	7,646,100
5.5% 5/1/49	3,440,000	3,620,325
5.75% 5/1/49	10,000,000	10,714,300
Series 2009 B:
5% 5/1/35	5,560,000	5,980,225
5% 5/1/40	4,625,000	4,892,418
Series 2012 A:
5% 5/1/36	5,000,000	5,239,450
5% 5/1/41	10,000,000	10,356,600
Series 2012 B:
5% 5/1/29	2,000,000	2,190,980
5% 5/1/30	1,870,000	2,035,757
5% 5/1/37	3,075,000	3,251,382
5% 5/1/43	11,125,000	11,673,908
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,345,986
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,481,341
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,432,274
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	17,998,329
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,936,190
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,398,649
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	12,448,835
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	313,656
5% 8/1/29	1,765,000	1,813,237
5% 8/1/34	150,000	153,717
Series 12:
5% 8/1/19	13,995,000	15,415,493
5% 8/1/20	9,570,000	10,505,946
Series 13:
5% 8/1/19	3,740,000	4,280,206
5% 8/1/20	5,145,000	5,831,394
5% 8/1/21	5,350,000	6,038,652
5% 8/1/22	8,355,000	9,404,472
5% 8/1/23	6,385,000	7,172,143
5% 8/1/24	1,000,000	1,119,030
Series 2004 A:
5.25% 8/1/22	6,525,000	8,029,143
5.25% 2/1/24	1,170,000	1,434,116
5.25% 8/1/24	3,780,000	4,641,538
Series 4, 5.125% 8/1/14	70,000	70,246
Series 6:
5.25% 8/1/19	30,000	30,099
5.625% 8/1/14	115,000	115,446
5.625% 8/1/15	25,000	25,100
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.): - continued
Series 6:
5.625% 8/1/16	$ 485,000	$ 486,882
Series 8:
5% 8/1/17	110,000	110,374
5% 8/1/20	105,000	105,307
Series 9, 5.25% 8/1/33	595,000	596,499
Series 14:
5% 8/1/32	5,685,000	6,124,621
5% 8/1/38	8,390,000	8,824,686
Series 2, 5.25% 2/1/17	95,000	95,340
Series 2002 A, 5.25% 8/1/20	680,000	682,006
Series 2010 A, 5% 8/1/21	9,000,000	10,625,580
Series 2012 A:
5% 8/1/26	5,940,000	6,871,748
5% 8/1/27	5,900,000	6,742,402
5% 8/1/28	6,570,000	7,422,260
Series 6, 5.5% 8/1/30	6,745,000	6,763,414
5% 8/1/21	7,520,000	8,866,757
5% 8/1/22	4,290,000	5,042,895
5% 8/1/23	5,000,000	5,818,150
5% 8/1/24	4,215,000	4,855,259
5% 8/1/25	4,965,000	5,684,577
5% 8/1/26	3,205,000	3,647,322
5% 8/1/27	2,460,000	2,782,580
5% 8/1/28	3,480,000	3,912,599
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	19,060,000	22,158,775
Series 1998 B:
5.5% 8/1/15 (Escrowed to Maturity)	1,415,000	1,526,714
5.5% 8/1/16 (Escrowed to Maturity)	1,425,000	1,618,558
Series 2002 J, 5.5% 8/1/20	1,000,000	1,220,300
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	928,250
Series 2005:
5.25% 8/1/24	8,435,000	9,544,540
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	657,423
Series 2006 A, 5% 8/1/41	9,000,000	9,332,460
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,207,080
5% 8/1/25 (FSA Insured)	2,000,000	2,195,800
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2007 A: - continued
5% 8/1/26 (FSA Insured)	$ 2,000,000	$ 2,191,820
5% 8/1/27 (FSA Insured)	2,000,000	2,174,740
5% 8/1/28 (FSA Insured)	2,000,000	2,166,900
Series 2009 A:
5% 8/1/34	6,350,000	6,858,127
5% 8/1/39	8,360,000	8,727,756
Series 2009 B, 5% 8/1/22	2,540,000	2,948,127
Series 2011 B:
5% 8/1/36	5,000,000	5,329,650
5% 8/1/41	16,000,000	16,772,640
Series 2011 C:
5% 8/1/23	6,070,000	7,089,639
5% 8/1/24	22,090,000	25,532,506
5% 8/1/25	14,235,000	16,261,495
5.25% 8/1/42	8,425,000	9,015,256
Series 2012 A, 5% 8/1/37	8,000,000	8,439,600
Series J, 5% 8/1/42	100,000	100,211
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,012,540
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,629,941
5% 4/1/20	1,840,000	2,153,334
5% 4/1/21	1,915,000	2,220,711
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,420,196
5% 5/15/25	1,150,000	1,277,478
5% 10/15/17	1,665,000	1,928,952
5% 10/15/19	500,000	597,595
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,223,095
5% 9/1/18 (AMBAC Insured)	1,090,000	1,137,884
5% 9/1/19 (AMBAC Insured)	1,085,000	1,129,452
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,379,511
5% 2/1/22	1,245,000	1,476,421
5% 2/1/23	1,185,000	1,413,978
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Revere Gen. Oblig. Series 2009:
5% 4/1/28	$ 515,000	$ 544,927
5% 4/1/39	2,000,000	2,027,300
5.5% 4/1/27	2,510,000	2,738,410
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	140,907
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	120,700
Springfield Gen. Oblig. Series 2007:
5% 8/1/17 (FSA Insured)	5,000,000	5,654,600
5% 8/1/18 (FSA Insured)	7,210,000	8,092,360
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,154,290
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,145,250
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,137,290
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,295,002
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,361,702
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,659,976
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,489,552
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,763
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,779
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,864
		1,991,679,027
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,706,188
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2006 A, 1.963% 7/1/21 (FGIC Insured) (a)	5,400,000	3,743,820
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	6,511,920
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	920,498
0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,590,000	1,813,857
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	262,521
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
0% 8/1/47 (AMBAC Insured)	$ 31,100,000	$ 3,410,426
Series 2011 C, 0% 8/1/41	6,775,000	1,080,206
		19,449,436
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A, 5.25% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	750,000	784,320
Series 2009 A, 6.75% 10/1/37	4,000,000	4,349,640
Series 2009 A1, 5% 10/1/39	1,500,000	1,457,490
Series 2009 B, 5% 10/1/25	2,800,000	2,944,368
		9,535,818
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,981,984,630)	2,025,895,401
NET OTHER ASSETS (LIABILITIES) - 2.3%	48,588,404
NET ASSETS - 100%	$ 2,074,483,805
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,416,528 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 7,864,543
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $1,981,799,498. Net unrealized appreciation aggregated $44,095,903, of which $83,370,049 related to appreciated investment securities and $39,274,146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2013

1.809069.110

MFS-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 11/7/13, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.24% 11/7/13, VRDN (b)	4,400,000	4,400,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.18% 11/7/13, LOC Comerica Bank, VRDN (b)(e)	3,785,000	3,785,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.32% 11/7/13, VRDN (b)	1,400,000	1,400,000
0.32% 11/7/13, VRDN (b)	2,000,000	2,000,000
		3,400,000
Massachusetts - 58.0%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.12% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	2,360,000	2,360,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.09% 11/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	18,400,000	18,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.11% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	101,175,000	101,175,000
Series PT 4368, 0.09% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,870,000	18,870,000
Series ROC II R 11933, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series 2008 A1, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	108,875,000	108,875,000
Series 2008 A2, 0.08% 11/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	90,755,000	90,755,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	13,305,000	13,305,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.15% 11/7/13, LOC Citibank NA, VRDN (b)	56,400,000	56,400,000
Series 2010 A3, 0.09% 11/7/13, LOC Bank of America NA, VRDN (b)	79,345,000	79,345,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.35% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	$ 1,500,000	$ 1,500,000
(Monkiewicz Realty Trust Proj.) 0.3% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	2,520,000	2,520,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.1% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.11% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.1% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.08% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	18,150,000	18,150,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.08% 11/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	14,200,000	14,200,000
(Tammy Brook Apts. Proj.) Series 2009, 0.08% 11/7/13, LOC Freddie Mac, VRDN (b)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.08% 11/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,660,000	1,660,000
(Berkshire School Proj.) Series 2001, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-5A, 0.08% 11/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	36,700,000	36,700,000
Series U-5B, 0.07% 11/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	30,500,000	30,500,000
Series U-6C, 0.07% 11/1/13, LOC TD Banknorth, NA, VRDN (b)	38,345,000	38,345,000
Series U3, 0.05% 11/7/13, LOC Northern Trust Co., VRDN (b)	43,500,000	43,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.08% 11/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,255,000	14,255,000
(Clark Univ. Proj.) 0.09% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	30,595,000	30,595,000
(College of the Holy Cross Proj.) Series 2008 A, 0.08% 11/1/13, LOC JPMorgan Chase Bank, VRDN (b)	29,870,000	29,870,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.08% 11/7/13, LOC Bank of America NA, VRDN (b)	13,040,000	13,040,000
Series 2008, 0.08% 11/7/13, LOC Bank of America NA, VRDN (b)	25,815,000	25,815,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Fessenden School Proj.) Series 2001, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,925,000	$ 10,925,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.1% 11/7/13, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	2,420,000	2,420,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	4,385,000	4,385,000
(ISO New England, Inc. Proj.) Series 2005, 0.06% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	33,670,000	33,670,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.14% 11/7/13, LOC Bank of America NA, VRDN (b)	8,770,000	8,770,000
(Lasell Village Proj.) Series 2007, 0.1% 11/7/13, LOC Bank of America NA, VRDN (b)	18,150,000	18,150,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.06% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	16,630,000	16,630,000
(Meadowbrook School Proj.) Series 2000, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	2,770,000	2,770,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.1% 11/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,265,000	4,265,000
(Olin College Proj.):
Series 2008 C2, 0.12% 11/1/13, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Series 2008 C3, 0.12% 11/1/13, LOC RBS Citizens NA, VRDN (b)	21,065,000	21,065,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.09% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	8,285,000	8,285,000
Series 2008 B, 0.09% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	5,010,000	5,010,000
(Simmons College Proj.) Series G, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	44,210,000	44,210,000
(Smith College Proj.):
Series 2001, 0.07% 11/7/13, VRDN (b)	3,549,000	3,549,000
Series 2002, 0.07% 11/7/13, VRDN (b)	14,421,000	14,421,000
Series 2007, 0.08% 11/7/13 (Liquidity Facility TD Banknorth, NA), VRDN (b)	56,200,000	56,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.08% 11/7/13, LOC Bank of America NA, VRDN (b)	6,800,000	6,800,000
(Williston Northampton School Proj.) Series 2010, 0.1% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	7,095,000	7,095,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.06% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	23,625,000	23,625,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(YMCA of Greater Worcester Proj.) Series 2006, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	$ 9,170,000	$ 9,170,000
Participating VRDN:
Series Putters 3840, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4691, 0.08% 11/7/13 (Liquidity Facility Bank of America NA) (b)(f)	6,250,000	6,250,000
Series ROC II R 11999X, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,285,000	5,285,000
Series 2006:
0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	4,300,000	4,300,000
0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	15,320,000	15,320,000
Series 2007 A, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	13,000,000	13,000,000
Series 2007 B, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	12,600,000	12,600,000
Series 2010, 0.08% 11/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,065,000	7,065,000
Series 2011 A, 0.09% 11/7/13, LOC RBS Citizens NA, VRDN (b)	12,710,000	12,710,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.09% 11/1/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.11% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	27,825,000	27,825,000
Series EGL 07 0124, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Series Putters 2022, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,800,000	10,800,000
Series Putters 3896, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN: - continued
Series Putters 3898, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,000,000	$ 4,000,000
Series Putters 4320, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,600,000	17,600,000
Series 2001 C, 0.07% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	154,175,000	154,175,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	26,600,000	26,600,000
Series 2009 J2, 0.09% 11/1/13, LOC JPMorgan Chase Bank, VRDN (b)	35,400,000	35,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.04% 11/1/13, LOC Wells Fargo Bank NA, VRDN (b)	22,755,000	22,755,000
(Bentley College Proj.) Series K, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	17,500,000	17,500,000
(Boston Univ. Proj.) Series H, 0.07% 11/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.04% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	46,000,000	46,000,000
Series 2010 N2, 0.06% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	63,700,000	63,700,000
Series 2010 N3, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	35,400,000	35,400,000
Series 2010 N4, 0.07% 11/1/13, LOC JPMorgan Chase Bank, VRDN (b)	99,340,000	99,340,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	12,030,000	12,030,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	28,500,000	28,500,000
(Fairview Extended Care Proj.) Series B, 0.18% 11/7/13, LOC Bank of America NA, VRDN (b)	25,310,000	25,310,000
(Harvard Univ. Proj.):
Series R, 0.05% 11/1/13, VRDN (b)	30,215,000	30,215,000
Series Y, 0.06% 11/7/13, VRDN (b)	13,200,000	13,200,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	4,500,000	4,500,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.07% 11/1/13, LOC TD Banknorth, NA, VRDN (b)	3,815,000	3,815,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Henry Heywood Memorial Hosp. Proj.): - continued
Series 2009 C, 0.07% 11/1/13, LOC TD Banknorth, NA, VRDN (b)	$ 11,180,000	$ 11,180,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.06% 11/7/13, VRDN (b)	6,975,000	6,975,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.13% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	36,500,000	36,500,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.06% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	40,185,000	40,185,000
Series D5, 0.07% 11/1/13, VRDN (b)	4,920,000	4,920,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.05% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	47,365,000	47,365,000
(Stonehill College Proj.) Series 2008 K, 0.08% 11/1/13, LOC JPMorgan Chase Bank, VRDN (b)	22,730,000	22,730,000
(Wellesley College Proj.):
Series B, 0.06% 11/7/13, VRDN (b)	6,500,000	6,500,000
Series I, 0.07% 11/1/13, VRDN (b)	25,245,000	25,245,000
(Williams College Proj.):
Series I, 0.07% 11/7/13, VRDN (b)	23,685,000	23,685,000
Series J, 0.08% 11/7/13, VRDN (b)	31,090,000	31,090,000
Participating VRDN:
Series BA 08 3320, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 54, 0.08% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,445,000	12,445,000
Series BBT 08 56, 0.08% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,785,000	9,785,000
Series Clipper 07 08, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,660,000	26,660,000
Series Putters 3530, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Putters 3531, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 3548, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 9,925,000	$ 9,925,000
Series Putters 3650, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series Putters 4244, 0.1% 11/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	11,490,000	11,490,000
Series ROC II R 11824, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,230,000	5,230,000
Series 2009 O-1, 0.11% 11/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	39,880,000	39,880,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.12% 11/7/13, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	27,510,000	27,510,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.09% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.09% 11/7/13, LOC Bank of New York, New York, VRDN (b)	12,730,000	12,730,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.63% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	600,000	600,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.65% 11/7/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	400,000	400,000
(Decas Cranberry Proj.) Series 1997, 0.17% 11/7/13, LOC TD Banknorth, NA, VRDN (b)(e)	1,500,000	1,500,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	4,600,000	4,600,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.1% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,965,000	19,965,000
Series 2008 A, 0.07% 11/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	17,770,000	17,770,000
Series 2010 D, 0.09% 11/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	94,250,000	94,250,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.13% 11/7/13, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.1% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series BA 08 1082, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (b)(f)	$ 14,000,000	$ 14,000,000
Series BA 08 3307, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	69,100,000	69,100,000
Series EGL 07 0032, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0033, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series EGL 07 0067, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	53,095,000	53,095,000
Series MS 30911, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 2857, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	840,000	840,000
Series Putters 3691, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Series Putters 3990, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4357, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series RBC O 72, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	9,000,000	9,000,000
Series ROC II R 14021, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series ROC II R 12254, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	18,900,000	18,900,000
Series Solar 05 03, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,075,000	20,075,000
Massachusetts St Wtr. Resources Auth. Participating VRDN:
Series Putters 3690, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Series Putters 4344, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,570,000	4,570,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.08% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 15,275,000	$ 15,275,000
Series Clipper 06 11, 0.11% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Series Putters 3159, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	9,800,000	9,800,000
Series Putters 2848, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series ROC II R 11914, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	7,705,000	7,705,000
Series ROC II R 11968, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,185,000	5,185,000
Series Solar 06 86, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,785,000	21,785,000
Series 2002 C, 0.07% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	16,425,000	16,425,000
Series 2008 F, 0.05% 11/7/13 (Liquidity Facility Bank of Nova Scotia), VRDN (b)	33,460,000	33,460,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	103,670,000	103,670,000
Series RBC E 42, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	23,695,000	23,695,000
		3,489,155,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.37% 11/7/13, VRDN (b)(e)	3,400,000	3,400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 11/7/13, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.27% 11/7/13, VRDN (b)	$ 5,800,000	$ 5,800,000
Series 2012 A, 0.29% 11/7/13, VRDN (b)(e)	3,400,000	3,400,000
		9,200,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 11/7/13, LOC KeyBank NA, VRDN (b)	500,000	500,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.27% 11/7/13, VRDN (b)	1,200,000	1,200,000
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.07% 11/7/13, LOC Bank of Nova Scotia, VRDN (b)	22,000,000	22,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (b)	88,270,000	88,270,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.13% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	18,400,000	18,400,000
		128,670,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.12% 11/1/13, LOC Bank of America NA, VRDN (b)	5,100,000	5,100,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,654,910,000)		3,654,910,000
Other Municipal Debt - 30.0%

Florida - 0.1%
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	3,600,000	3,600,000
Massachusetts - 29.6%
Andover Gen. Oblig. BAN 0.75% 3/7/14	10,600,000	10,623,097
Attleboro Gen. Oblig. BAN 1.25% 3/20/14	6,109,800	6,134,246
Auburn Gen. Oblig. BAN 1.25% 9/30/14	5,480,667	5,534,069
Belmont Gen. Oblig. BAN 1.25% 4/25/14	12,100,000	12,162,249
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Boston Gen. Oblig. Bonds:
Series 2004 A, 5% 1/1/14	$ 1,070,000	$ 1,078,535
Series 2007 A, 4.25% 3/1/14	1,600,000	1,621,826
Series 2009 A, 5% 4/1/14	1,500,000	1,529,795
Series 2011 A, 5% 4/1/14	6,455,000	6,583,554
Series 2012 A, 5% 4/1/14	8,220,000	8,384,641
Series 2012 B, 3% 2/1/14	8,800,000	8,862,558
Series 2013 A, 4% 3/1/14	7,440,000	7,533,262
Series 2013 B, 4% 1/1/14	3,740,000	3,763,874
Burlington Gen. Oblig. BAN 1.25% 7/25/14	8,230,000	8,294,653
Cambridge Gen. Oblig. Bonds Series 2013, 2% 2/15/14	4,680,000	4,705,189
Chicopee Gen. Oblig. BAN 1% 11/29/13	7,580,000	7,585,116
Danvers Gen. Oblig. BAN:
1% 7/3/14	5,026,000	5,053,820
1% 7/30/14	5,000,000	5,030,846
Everett Gen. Oblig. BAN 1% 3/13/14	5,500,000	5,516,328
Fairhaven Gen. Oblig. BAN 1.5% 11/1/13	4,214,000	4,214,000
Framingham Gen. Oblig. BAN:
1% 12/13/13	11,500,000	11,511,326
1.25% 12/13/13	20,800,000	20,825,056
Gloucester Gen. Oblig. BAN:
1% 2/7/14	2,213,000	2,217,705
1.25% 2/7/14	12,562,000	12,596,294
Hamilton Gen. Oblig. BAN 1.25% 5/23/14	3,000,000	3,017,132
Hanover Gen. Oblig. BAN 1% 9/12/14	11,685,000	11,769,536
Hingham Gen. Oblig. BAN 1% 5/23/14	34,714,200	34,872,176
Lexington Gen. Oblig. BAN 1.25% 2/21/14	2,950,000	2,959,478
Littleton Gen. Oblig. BAN 1.25% 4/11/14	5,348,907	5,373,370
Marblehead Gen. Oblig. BAN 1.25% 8/8/14	20,800,000	20,973,600
Mashpee Gen. Oblig. BAN 1% 1/31/14	5,193,660	5,204,768
Massachusetts Bay Trans. Auth. Bonds Series 1998 A, 5.5% 3/1/14	2,000,000	2,034,893
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 B, 5.25% 7/1/14	1,000,000	1,033,890
Massachusetts Dev. Fin. Agcy. Series 2001, 0.11% 12/4/13, LOC TD Banknorth, NA, CP	8,178,000	8,178,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.35% tender 12/6/13, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2009 V2, 2.875% 10/1/14	5,000,000	5,123,675
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Bonds: - continued
Series 2010 R1, 5% 7/1/14	$ 1,000,000	$ 1,032,117
Series 2013 P, 2% 7/1/14	1,690,000	1,709,872
Series 2013 S, 2% 7/1/14	2,255,000	2,282,355
Series WF 10 56C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	19,875,000	19,875,000
0.58%, tender 7/1/14 (b)	5,000,000	5,004,168
Series 2001, 0.12% 12/5/13, LOC JPMorgan Chase Bank, CP	9,300,000	9,300,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D:
5.5% 11/1/14	1,000,000	1,052,726
6% 11/1/13	1,460,000	1,460,000
Series 2002 C, 5.5% 11/1/13	11,355,000	11,355,000
Series 2004 A, 5% 8/1/14	5,380,000	5,573,550
Series 2005 B, 5% 8/1/14	400,000	414,283
Series 2006 C, 5% 5/1/14	2,210,000	2,263,117
Series 2007 A, 5% 5/1/14	1,000,000	1,023,797
Series 2008 A, 5% 9/1/14	1,600,000	1,664,062
Series 2010 A, 0.61% 2/1/14 (b)	3,170,000	3,170,000
Series 2010 B, 3% 1/1/14	2,145,000	2,154,881
Series 2010 C:
3% 1/1/14	8,255,000	8,293,479
4% 1/1/14	7,900,000	7,950,229
Series 2012 A, 0.33% 2/1/14 (b)	2,000,000	2,000,111
Series 2012 D, 0.06% 1/1/14 (b)	43,100,000	43,099,893
Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,100,000	13,100,000
Series Putters 4407, 0.12%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	9,545,000	9,545,000
RAN:
Series 2013 A, 2% 4/24/14	175,800,000	177,397,597
Series 2013 B, 2% 5/29/14	226,200,000	228,658,571
Series 2013 C, 2% 6/26/14	226,200,000	228,934,012
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) 0.13% tender 11/7/13, CP mode	20,000,000	20,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.09% tender 12/3/13, CP mode	15,660,000	15,660,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds: - continued
(Partners HealthCare Sys., Inc. Proj.): - continued
Series 2008 H1: - continued
0.1% tender 11/4/13, CP mode	$ 12,500,000	$ 12,500,000
0.1% tender 1/6/14, CP mode	16,400,000	16,400,000
0.11% tender 1/7/14, CP mode	15,100,000	15,100,000
Series 2008 H2:
0.09% tender 12/5/13, CP mode	19,790,000	19,790,000
0.1% tender 1/22/14, CP mode	14,040,000	14,040,000
0.1% tender 2/4/14, CP mode	7,020,000	7,020,000
0.14% tender 11/5/13, CP mode	19,790,000	19,790,000
Series 2009 J2, 5% 7/1/14	1,530,000	1,579,038
Series 2008 A:
3.5% 7/1/14	3,500,000	3,577,128
5% 7/1/14	1,000,000	1,032,157
Series 2010 A:
3% 12/15/13	1,000,000	1,003,398
4% 12/15/13	1,000,000	1,004,687
Series EE:
0.07% 11/1/13, CP	31,036,000	31,036,000
0.07% 11/4/13, CP	19,500,000	19,500,000
0.07% 11/6/13, CP	20,800,000	20,800,000
0.08% 12/10/13, CP	30,000,000	30,000,000
0.08% 12/11/13, CP	23,804,000	23,804,000
0.1% 1/15/14, CP	8,500,000	8,500,000
0.11% 12/17/13, CP	33,000,000	33,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 12/6/13, CP mode	9,360,000	9,360,000
Series 1993 A, 0.3% tender 12/6/13, CP mode	300,000	300,000
Series 1993 B:
0.33% tender 11/18/13, CP mode	1,400,000	1,400,000
0.35% tender 11/8/13, CP mode	3,200,000	3,200,000
Massachusetts Port Auth. Rev.:
Series 2012 A, 0.11% 12/10/13, LOC TD Banknorth, NA, CP	20,000,000	20,000,000
Series 2012 B:
0.14% 11/7/13, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
0.14% 1/15/14, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	5,440,000	5,471,207
Series 2010 A, 5% 12/15/13	2,000,000	2,011,588
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.32% tender 11/7/13, CP mode (e)	$ 11,800,000	$ 11,800,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.35% tender 11/14/13, CP mode	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2002 J, 5.25% 8/1/14	2,800,000	2,906,353
Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	15,400,000	15,400,000
Series 1999, 0.14% 2/12/14, LOC State Street Bank & Trust Co., Boston, CP	23,000,000	23,000,000
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	6,160,895	6,200,011
Needham Gen. Oblig. BAN 0.5% 12/2/13	4,300,000	4,301,228
Norwood Gen. Oblig. BAN:
1.25% 1/17/14	3,800,000	3,807,829
1.25% 1/17/14	4,000,000	4,008,682
Peabody Gen. Oblig. BAN 0.6% 3/28/14	6,100,000	6,111,613
Quincy Gen. Oblig. BAN:
1% 6/20/14	25,785,000	25,920,163
1% 7/25/14	1,610,000	1,619,483
1.25% 1/24/14	25,700,000	25,761,324
1.25% 9/12/14	15,800,000	15,949,720
Somerville Gen. Oblig. BAN 1% 6/27/14	8,887,449	8,934,867
Springfield Gen. Oblig. Bonds Series 2007, 5.75% 8/1/14	3,500,000	3,643,122
Stow Gen. Oblig. BAN 1% 5/1/14	8,400,000	8,434,052
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2004 1, 5.25% 11/1/13	1,250,000	1,250,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2013 A1, 0.11% 1/9/14, LOC State Street Bank & Trust Co., Boston, CP	17,000,000	17,000,000
Webster Gen. Oblig. BAN 1% 6/27/14	10,600,000	10,654,575
West Springfield Gen. Oblig. BAN 1% 6/27/14	26,200,000	26,341,500
Westborough Gen. Oblig. BAN 1.25% 8/22/14	4,535,000	4,574,376
Westfield Gen. Oblig. BAN:
1% 4/11/14	25,164,000	25,259,497
1.5% 4/11/14	7,667,000	7,710,170
Winchester Gen. Oblig. BAN 1.25% 7/2/14	13,628,000	13,725,806
Worcester Gen. Oblig.:
BAN 1.75% 11/7/13	4,510,000	4,511,161
Bonds:
Series 2004 A, 5.25% 8/15/14	1,000,000	1,039,444
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.: - continued
Bonds: - continued
Series 2012, 3% 11/1/13	$ 4,448,000	$ 4,448,000
4% 11/1/14 (a)	4,211,960	4,372,183
		1,779,680,739
Puerto Rico - 0.3%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.23%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)(g)	12,300,000	12,300,000
Puerto Rico Hsg. Fin. Auth. Bonds:
Series 2003, 5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	5,670,000	5,692,477
4.65% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	2,000,000	2,007,335
		19,999,812
TOTAL OTHER MUNICIPAL DEBT (Cost $1,803,280,551)		1,803,280,551
Investment Company - 9.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.10% (c)(d) (Cost $554,508,000)	554,508,000	554,508,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,012,698,551)		6,012,698,551
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,745,708
NET ASSETS - 100%		$ 6,014,444,259
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,820,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 3,600,000
Security	Acquisition Date	Cost
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.23%, tender 11/15/13(Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 12,300,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$ 19,875,000
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 3/5/12	$ 13,100,000
Massachusetts Gen. Oblig. Bonds Series Putters 4407, 0.12%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.)	10/24/13	$ 9,545,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 15,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 719,069
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2013, the cost of investment securities for income tax purposes was $6,012,698,551.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2013

1.809100.110

SMA-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.9%
	Principal Amount	Value
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.32% 11/7/13, VRDN (a)	$ 1,100,000	$ 1,100,000
Massachusetts - 61.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series Clipper 07 18, 0.11% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	52,100,000	52,100,000
Series 2008 A1, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,500,000	7,500,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,000,000	3,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.15% 11/7/13, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A3, 0.09% 11/7/13, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.08% 11/7/13, LOC Freddie Mac, VRDN (a)	3,555,000	3,555,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.08% 11/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	28,765,000	28,765,000
(Boston Univ. Proj.):
Series U-5B, 0.07% 11/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	2,900,000	2,900,000
Series U3, 0.05% 11/7/13, LOC Northern Trust Co., VRDN (a)	4,000,000	4,000,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.08% 11/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,700,000	3,700,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.14% 11/7/13, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.1% 11/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,400,000	4,400,000
(Olin College Proj.):
Series 2008 C2, 0.12% 11/1/13, LOC RBS Citizens NA, VRDN (a)	3,700,000	3,700,000
Series 2008 C3, 0.12% 11/1/13, LOC RBS Citizens NA, VRDN (a)	1,935,000	1,935,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Simmons College Proj.) Series G, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,300,000	$ 5,300,000
(Smith College Proj.) Series 2007, 0.08% 11/7/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.1% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.06% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	23,210,000	23,210,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	1,900,000	1,900,000
Series 2010, 0.08% 11/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000,000	1,000,000
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 06, 0.11% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	15,400,000	15,400,000
Series Putters 3699, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800,000	4,800,000
Series Putters 3898, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (a)	4,400,000	4,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.04% 11/1/13, LOC Wells Fargo Bank NA, VRDN (a)	1,800,000	1,800,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.06% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	1,300,000	1,300,000
Series 2010 N4, 0.07% 11/1/13, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (a)	7,950,000	7,950,000
(Fairview Extended Care Proj.) Series B, 0.18% 11/7/13, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	25,080,000	25,080,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.07% 11/1/13, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 0.07% 11/7/13, VRDN (a)	5,025,000	5,025,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.13% 11/7/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,300,000	$ 9,300,000
(Partners HealthCare Sys., Inc. Proj.):
Series D5, 0.07% 11/1/13, VRDN (a)	900,000	900,000
Series D6, 0.07% 11/1/13, VRDN (a)	485,000	485,000
(Wellesley College Proj.) Series I, 0.07% 11/1/13, VRDN (a)	13,845,000	13,845,000
Participating VRDN:
Series BA 08 3503, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.08% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BC 10 20W, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,550,000	2,550,000
Series Putters 3163, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655,000	5,655,000
Series Putters 3529, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 3530, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,495,000	11,495,000
Series Putters 3650, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.09% 11/7/13, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	3,675,000	3,675,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.1% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,100,000	10,100,000
Series 2008 A, 0.07% 11/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,600,000	4,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.1% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	5,115,000	5,115,000
Series BA 08 1082, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (a)(d)	900,000	900,000
Series EGL 07 0033, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
Series EGL 07 0067, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0092, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	$ 7,700,000	$ 7,700,000
Series Putters 1920, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 2857, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,205,000	12,205,000
Series Putters 3691, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,425,000	1,425,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.08% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series Putters 2847, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 F, 0.05% 11/7/13 (Liquidity Facility Bank of Nova Scotia), VRDN (a)	4,900,000	4,900,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	23,300,000	23,300,000
Series RBC E 42, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,600,000	4,600,000
		500,775,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.27% 11/7/13, VRDN (a)	1,400,000	1,400,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 11/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.17% 11/7/13, VRDN (a)	400,000	400,000
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.07% 11/7/13, LOC Bank of Nova Scotia, VRDN (a)	1,900,000	1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (a)	$ 7,455,000	$ 7,455,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.13% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,600,000	2,600,000
		11,955,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $515,730,000)		515,730,000
Other Municipal Debt - 25.7%

Massachusetts - 25.5%
Andover Gen. Oblig. BAN 0.75% 3/7/14	1,400,000	1,403,051
Belmont Gen. Oblig. BAN 1.25% 4/25/14	1,900,000	1,909,775
Boston Gen. Oblig. Bonds Series 2012 B, 3% 2/1/14	1,410,000	1,420,024
Burlington Gen. Oblig. BAN 1.25% 7/25/14	1,200,000	1,209,427
Canton Gen. Oblig. BAN 1.25% 3/27/14	2,209,800	2,218,789
Chicopee Gen. Oblig. BAN 1% 11/29/13	1,000,000	1,000,675
Framingham Gen. Oblig. BAN:
1% 12/13/13	1,635,758	1,637,369
1.25% 12/13/13	4,009,365	4,014,195
Gloucester Gen. Oblig. BAN 1.25% 2/7/14	1,900,000	1,905,187
Hanover Gen. Oblig. BAN 1% 9/12/14	1,600,000	1,611,575
Hingham Gen. Oblig. BAN 1% 5/23/14	5,300,000	5,324,119
Marblehead Gen. Oblig. BAN 1.25% 8/8/14	2,910,150	2,934,439
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 B, 5.25% 7/1/14	2,500,000	2,584,066
Massachusetts Dev. Fin. Agcy. Series 2001, 0.11% 12/4/13, LOC TD Banknorth, NA, CP	2,033,000	2,033,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 O, 5% 7/1/14	675,000	696,196
Series 2001, 0.12% 12/5/13, LOC JPMorgan Chase Bank, CP	4,100,000	4,100,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 6% 11/1/13	1,000,000	1,000,000
Series 2002 C, 5.5% 11/1/13	1,425,000	1,425,000
Series 2004 A, 5% 8/1/14	2,500,000	2,590,633
Series 2010 A, 0.61% 2/1/14 (a)	2,000,000	2,000,000
Series 2010 B, 3% 1/1/14	750,000	753,477
Series 2012 D, 0.06% 1/1/14 (a)	6,900,000	6,899,983
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Bonds:
Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	$ 1,900,000	$ 1,900,000
Series Putters 4407, 0.12%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	1,300,000	1,300,000
RAN:
Series 2013 A, 2% 4/24/14	24,200,000	24,419,920
Series 2013 B, 2% 5/29/14	23,800,000	24,058,642
Series 2013 C, 2% 6/26/14	15,300,000	15,484,181
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) 0.14% tender 12/4/13, CP mode	18,000,000	18,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.1% tender 1/6/14, CP mode	3,600,000	3,600,000
0.11% tender 1/7/14, CP mode	2,400,000	2,400,000
Series 2008 H2, 0.1% tender 2/4/14, CP mode	7,020,000	7,020,000
Series 2010 A, 5% 10/1/14	1,300,000	1,356,011
Series EE:
0.07% 11/1/13, CP	2,200,000	2,200,000
0.07% 11/4/13, CP	4,500,000	4,500,000
0.1% 1/15/14, CP	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.3% tender 12/6/13, CP mode	3,600,000	3,600,000
Series 1993 B, 0.35% tender 11/8/13, CP mode	300,000	300,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear Proj.) Series 2012 A, 5% 7/1/14	2,500,000	2,578,551
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2005 A, 5% 8/15/14	1,010,000	1,047,975
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	2,745,000	2,760,784
Series 2010 A, 5% 12/15/13	4,500,000	4,526,196
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.35% tender 11/14/13, CP mode	200,000	200,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series 2013 A, 5% 2/1/14	2,205,000	2,231,547
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	3,675,000	3,675,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	$ 1,000,000	$ 1,006,349
Needham Gen. Oblig. BAN 0.5% 12/2/13	2,210,000	2,210,633
Quincy Gen. Oblig. BAN:
1% 6/20/14	3,700,000	3,719,395
1.25% 1/24/14	4,300,000	4,310,260
1.25% 9/12/14	2,200,000	2,220,847
Springfield Gen. Oblig.:
BAN 1.25% 2/14/14	3,200,000	3,208,068
Bonds Series 2007, 5.75% 8/1/14	500,000	520,446
Webster Gen. Oblig. BAN 1% 6/27/14	1,400,000	1,407,208
West Springfield Gen. Oblig. BAN 1% 6/27/14	3,800,000	3,820,523
Westfield Gen. Oblig. BAN:
1% 4/11/14	2,600,000	2,609,142
1% 4/11/14	3,400,000	3,412,903
Winchester Gen. Oblig. BAN 1.25% 7/2/14	2,000,000	2,014,354
		209,289,915
Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Bonds Series 2003, 5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	1,445,000	1,450,713
TOTAL OTHER MUNICIPAL DEBT (Cost $210,740,628)		210,740,628
Investment Company - 11.0%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.09% (b)(c) (Cost $89,752,389)	89,752,389	89,752,389
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $816,223,017)		816,223,017
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,321,398
NET ASSETS - 100%		$ 819,544,415
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,875,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 1,900,000
Massachusetts Gen. Oblig. Bonds Series Putters 4407, 0.12%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.)	10/24/13	$ 1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 3,675,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 97,854
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2013, the cost of investment securities for income tax purposes was $816,223,017.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013